Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current tax provision	$ 424.8	$ 440.2	$ 433.9
Deferred tax expense (benefit)	(9.4)	31.3	63.0
Total income tax provision	$ 415.4	$ 471.5	$ 496.9